Securities - Summary of Non-Interest Revenue (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Interest Dividend and Fee Income [abstract]
FVTPL securities		$ 268	$ 535
FVOCI securities – realized gains (losses)	[1]	14	57
Impairment losses		(1)	(1)
Securities gains, other than trading		$ 281	$ 591

[1]	Gains (losses) are net of (losses) gains on hedge contracts.